T. ROWE PRICE International Disciplined Equity Fund
July 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
BELGIUM 1.9%
Common Stocks 1.9%
Groupe Bruxelles Lambert  86,581 10,074
Total Belgium (Cost
$6,981
)
10,074
CANADA 3.0%
Common Stocks 3.0%
Brookfield Asset Management, Class A  50,150 2,707
Sprott Physical Gold & Silver Trust (USD) (1) 561,300 10,463
Tricon Residential  243,092 2,913
Total Canada (Cost
$12,077
)
16,083
CHINA 1.3%
Common Stocks 1.3%
Alibaba Group Holding, ADR (USD) (1) 34,500 6,734
Total China (Cost
$8,020
)
6,734
DENMARK 1.4%
Common Stocks 1.4%
H Lundbeck  244,020 7,363
Total Denmark (Cost
$7,678
)
7,363
FINLAND 3.7%
Common Stocks 3.7%
Kojamo  289,934 7,148
Metso Outotec  364,146 4,135
Sampo, A Shares  169,074 8,137
Total Finland (Cost
$13,720
)
19,420
FRANCE 10.2%
Common Stocks 10.2%
EssilorLuxottica  34,436 6,501
Eurofins Scientific  24,609 2,943
JCDecaux (1) 164,331 4,483
Sanofi  77,664 8,005

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
Schneider Electric  31,398 5,259
Thales  76,153 7,993
TotalEnergies  248,225 10,824
Wendel  57,890 8,126
Total France (Cost
$38,612
)
54,134
GERMANY 11.5%
Common Stocks 9.8%
BASF  106,186 8,344
Bayer  102,944 6,133
Beiersdorf  36,979 4,392
Continental (1) 58,384 7,931
Deutsche Telekom  218,677 4,539
Knorr-Bremse  61,346 6,947
Munich Re  31,874 8,600
Siemens  30,819 4,809
51,695
Preferred Stocks 1.7%
Henkel  87,826 8,904
8,904
Total Germany (Cost
$52,200
)
60,599
HONG KONG 1.4%
Common Stocks 1.4%
CK Hutchison Holdings  1,032,472 7,544
Total Hong Kong (Cost
$6,692
)
7,544
ITALY 1.4%
Common Stocks 1.4%
EXOR  89,953 7,390
Total Italy (Cost
$5,442
)
7,390
JAPAN 15.9%
Common Stocks 15.9%
Asics  206,100 4,552
Astellas Pharma  445,000 7,088
Hoshizaki  88,800 7,457

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
Hoya  36,300 5,124
Japan Tobacco  328,400 6,417
Kirin Holdings  459,500 8,405
Mitsubishi  333,100 9,343
Mitsubishi Electric  574,800 7,798
Nippon Telegraph & Telephone  207,400 5,311
Otsuka Holdings  182,700 7,262
Shimano  25,100 6,425
Suntory Beverage & Food  247,600 8,682
Total Japan (Cost
$72,183
)
83,864
NETHERLANDS 8.9%
Common Stocks 8.9%
ASML Holding  11,203 8,563
HAL Trust  46,611 8,206
Heineken  56,314 6,558
Koninklijke Philips  180,422 8,319
Koninklijke Vopak  201,889 8,549
Prosus  76,550 6,830
Total Netherlands (Cost
$37,799
)
47,025
SPAIN 3.0%
Common Stocks 3.0%
Amadeus IT Group, A Shares (1) 131,282 8,609
Red Electrica  371,286 7,355
Total Spain (Cost
$14,041
)
15,964
SWEDEN 3.5%
Common Stocks 3.5%
Alfa Laval  49,637 2,073
Industrivarden, C Shares  111,062 4,251
Investor, B Shares  188,824 4,676
L E Lundbergforetagen, B Shares  29,661 2,117
Millicom International Cellular, SDR (1) 133,373 5,322
Total Sweden (Cost
$10,086
)
18,439

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
SWITZERLAND 7.3%
Common Stocks 7.3%
Barry Callebaut  2,484 6,297
Nestle  69,029 8,741
Novartis  90,082 8,331
Roche Holding  22,469 8,680
UBS Group  403,746 6,652
Total Switzerland (Cost
$29,717
)
38,701
UNITED KINGDOM 16.1%
Common Stocks 16.1%
Amcor, CDI (AUD)  471,424 5,469
BAE Systems  1,081,296 8,669
BHP Group  273,529 8,856
boohoo Group (1) 2,014,756 7,299
Burberry Group  262,704 7,535
GlaxoSmithKline  286,680 5,660
Great Portland Estates  611,080 6,467
National Grid  568,065 7,263
Rolls-Royce Holdings (1) 4,968,856 6,863
Smith & Nephew  418,316 8,537
Smiths Group  248,792 5,376
Unilever (EUR)  123,405 7,112
Total United Kingdom (Cost
$70,398
)
85,106
SHORT-TERM INVESTMENTS 8.9%
Money Market Funds 8.9%
T. Rowe Price Government Reserve Fund, 0.04% (2)(3) 47,198,002 47,198
Total Short-Term Investments (Cost $47,198) 47,198
Total Investments in Securities 99.4%
(Cost $432,844) $ 525,638
Other Assets Less Liabilities 0.6% 2,969
Net Assets 100.0% $ 528,607
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.

T. ROWE PRICE International Disciplined Equity Fund

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.
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.
.
.
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(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
EUR Euro
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE International Disciplined Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ —# $ — $ 18+
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
07/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 43,508  ¤  ¤ $ 47,198^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $18 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $47,198.

T. ROWE PRICE International Disciplined Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Disciplined Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Disciplined Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE International Disciplined Equity Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE International Disciplined Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F106-054Q3 07/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 17,197 $ 452,339 $ — $ 469,536
Preferred Stocks — 8,904 — 8,904
Short-Term Investments 47,198 — — 47,198
Total $ 64,395 $ 461,243 $ — $ 525,638